Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of contingent liabilities [abstract]
Schedule of Minimum Annual Payments Under Long-Term Lease Agreements for Office Premises and Equipment

The minimum annual payments under long-term lease agreements for office premises and equipment expiring over the next five years are as follows:

$
Year ending December 31, 2019	257
2020	253
2021	253
2022	251
2023	247